Business Combination_The Results of VOBA Sensitivity Analysis(Details)	12 Months Ended
Dec. 31, 2017 KRW (₩)
Value of business acquired (VOBA)
Disclosure Of Results Of VOBA Sensitivity Analysis LineItems[Line Items]
VOBA outputs	₩ 2,395,291,000,000
Gain or losses from evaluation	₩ 0
Surrenders and termination rates | Bottom Of Range Member [Member]
Disclosure Of Results Of VOBA Sensitivity Analysis LineItems[Line Items]
Assumption change	(10.00%)
VOBA outputs	₩ 2,360,035,000,000
Gain or losses from evaluation	₩ (35,256,000,000)
Surrenders and termination rates | Top Of Range Member [Member]
Disclosure Of Results Of VOBA Sensitivity Analysis LineItems[Line Items]
Assumption change	10.00%
VOBA outputs	₩ 2,425,348,000,000
Gain or losses from evaluation	₩ 30,057,000,000
Loss ratio | Bottom Of Range Member [Member]
Disclosure Of Results Of VOBA Sensitivity Analysis LineItems[Line Items]
Assumption change	(10.00%)
VOBA outputs	₩ 3,770,338,000,000
Gain or losses from evaluation	₩ 1,375,047,000,000
Loss ratio | Top Of Range Member [Member]
Disclosure Of Results Of VOBA Sensitivity Analysis LineItems[Line Items]
Assumption change	10.00%
VOBA outputs	₩ 1,020,243,000,000
Gain or losses from evaluation	₩ (1,375,048,000,000)
Insurance operating expenses ratio | Bottom Of Range Member [Member]
Disclosure Of Results Of VOBA Sensitivity Analysis LineItems[Line Items]
Assumption change	(10.00%)
VOBA outputs	₩ 2,534,384,000,000
Gain or losses from evaluation	₩ 139,093,000,000
Insurance operating expenses ratio | Top Of Range Member [Member]
Disclosure Of Results Of VOBA Sensitivity Analysis LineItems[Line Items]
Assumption change	10.00%
VOBA outputs	₩ 2,256,197,000,000
Gain or losses from evaluation	₩ (139,094,000,000)
Return on investment | Bottom Of Range Member [Member]
Disclosure Of Results Of VOBA Sensitivity Analysis LineItems[Line Items]
Assumption change	(0.50%)
VOBA outputs	₩ 1,576,618,000,000
Gain or losses from evaluation	₩ (818,673,000,000)
Return on investment | Top Of Range Member [Member]
Disclosure Of Results Of VOBA Sensitivity Analysis LineItems[Line Items]
Assumption change	0.50%
VOBA outputs	₩ 3,153,368,000,000
Gain or losses from evaluation	₩ 758,077,000,000
Discount rate | Bottom Of Range Member [Member]
Disclosure Of Results Of VOBA Sensitivity Analysis LineItems[Line Items]
Assumption change	(0.50%)
VOBA outputs	₩ 2,551,657,000,000
Gain or losses from evaluation	₩ 156,366,000,000
Discount rate | Top Of Range Member [Member]
Disclosure Of Results Of VOBA Sensitivity Analysis LineItems[Line Items]
Assumption change	0.50%
VOBA outputs	₩ 2,250,386,000,000
Gain or losses from evaluation	₩ (144,905,000,000)